Major Customer And Geographic Information (Schedule Of Long-Lived Assets By Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 1,200,507	$ 1,220,035	$ 1,079,067
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	943,381	946,870	783,290
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	149,581	157,835	167,572
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 107,545	$ 115,330	$ 128,205